Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%	30.00%	30.00%